Trade Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Trade Receivables
3.	Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2019	2018
	(Millions of yen)
Notes	32,952	29,878
Accounts	537,243	594,552

	570,195	624,430
Less allowance for doubtful receivables	(10,359)	(11,477)

	559,836	612,953